Schedule of Stock-Based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total stock-based compensation	$ 206	$ 478	$ 1,682	$ 1,330
Research and Development Expense [Member]
Total stock-based compensation	23	45	158	111
Selling and Marketing Expense [Member]
Total stock-based compensation	162	159	659	472
General and Administrative Expense [Member]
Total stock-based compensation	$ 21	$ 274	$ 865	$ 747